UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  January 30, 2009

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $173,913



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     6040 113170.00SH       SOLE                113170.00
ACCENTURE LTD.                 COM              G1150G111     5106 155728.00SH       SOLE                155728.00
ALCOA INC.                     COM              013817101     1867 165783.00SH       SOLE                165783.00
ALLERGAN, INC.                 COM              018490102     3543 87875.00 SH       SOLE                 87875.00
AMPHENOL CORP-CL A             COM              032095101     3602 150227.00SH       SOLE                150227.00
ANSYS, INC.                    COM              03662Q105     5431 194736.00SH       SOLE                194736.00
APACHE CORP.                   COM              037411105     6516 87432.00 SH       SOLE                 87432.00
APPLIED MATERIALS, INC.        COM              038222105     3144 310402.00SH       SOLE                310402.00
BB&T CORP.                     COM              054937107     3891 141706.00SH       SOLE                141706.00
BUCYRUS INTERNATIONAL, INC.    COM              118759109     2404 129815.00SH       SOLE                129815.00
C.H. ROBINSON WORLDWIDE, INC.  COM              12541W209     6552 119061.00SH       SOLE                119061.00
CISCO SYSTEMS                  COM              17275R102     4219 258851.00SH       SOLE                258851.00
DANAHER CORP.                  COM              235851102     6705 118444.00SH       SOLE                118444.00
DOVER CORP.                    COM              260003108     4335 131677.00SH       SOLE                131677.00
ESTERLINE TECHNOLOGIES CORP    COM              297425100     4509 119013.00SH       SOLE                119013.00
EXPEDITORS INTL                COM              302130109     5545 166671.00SH       SOLE                166671.00
EXXON MOBIL CORPORATION        COM              30231G102    11389 142667.00SH       SOLE                142667.00
GENERAL ELECTRIC               COM              369604103      215 13300.00 SH       SOLE                 13300.00
GILDAN ACTIVEWEAR INC.         COM              375916103     2374 201875.00SH       SOLE                201875.00
GOLDMAN SACHS GROUP INC.       COM              38141G104     4267 50566.00 SH       SOLE                 50566.00
HARTFORD FINANCIAL SERVICES GR COM              416515104     3850 234495.00SH       SOLE                234495.00
HENRY (JACK) & ASSOC, INC.     COM              426281101     4570 235448.00SH       SOLE                235448.00
HENRY SCHEIN, INC.             COM              806407102     3659 99740.00 SH       SOLE                 99740.00
HOME DEPOT                     COM              437076102     2655 115332.00SH       SOLE                115332.00
ILLINOIS TOOL WORKS            COM              452308109     4420 126113.00SH       SOLE                126113.00
JOHNSON & JOHNSON              COM              478160104     5569 93074.00 SH       SOLE                 93074.00
MICROSOFT CORP.                COM              594918104     4203 216216.00SH       SOLE                216216.00
MOOG INC-CLASS A               COM              615394202     4429 121118.00SH       SOLE                121118.00
NOBLE CORPORATION              COM              G65422100     2405 108869.00SH       SOLE                108869.00
PEPSICO, INC.                  COM              713448108     6323 115452.00SH       SOLE                115452.00
PROCTER & GAMBLE               COM              742718109     6265 101341.00SH       SOLE                101341.00
SCHERING-PLOUGH                COM              806605101     3409 200185.00SH       SOLE                200185.00
SCHWAB (CHARLES) CORP.         COM              808513105     5834 360804.00SH       SOLE                360804.00
ST JUDE MEDICAL                COM              790849103     4834 146661.00SH       SOLE                146661.00
STEM CELL AUTHORITY LTD        COM              85857C108        1 100000.00SH       SOLE                100000.00
TIDEWATER INC.                 COM              886423102     4196 104202.00SH       SOLE                104202.00
VALSPAR CORP.                  COM              920355104     4360 241016.00SH       SOLE                241016.00
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     4197 119789.00SH       SOLE                119789.00
WELLS FARGO COMPANY            COM              949746101     4344 147371.00SH       SOLE                147371.00
ZIMMER HOLDINGS                COM              98956p102     2730 67533.00 SH       SOLE                 67533.00